NET LOSS PER COMMON SHARE	12 Months Ended
Dec. 31, 2025
Earnings Per Share [Abstract]
NET LOSS PER COMMON SHARE
11. NET LOSS PER COMMON SHARE
Basic and diluted loss per common share were calculated as follows:

	FOR THE YEAR ENDED DECEMBER 31,
(in thousands except share and per share amounts)	2025	2024
Net loss	$(8,978)	$(57,775)
Weighted-average number of common shares outstanding, basic and diluted	5,629,370	5,443,332

Net loss per common share, basic and diluted	$(1.59)	$(10.61)

Basic net loss per share of common stock is based on the weighted-average number of shares of common stock outstanding during the period.
Pre-funded
warrants to purchase 416,673 shares of common stock that were issued in connection with the November 2022 follow-on
offering were included in the weighted-average number of common shares outstanding for the years ended December 31, 2025 and 2024, respectively. The weighted-average number of common shares outstanding diluted for the years ended December 31, 2025 and 2024 both exclude approximately $0.7 million stock options and nonvested restricted stock awards and units, which were not dilutive.